Collaborative Research Agreements	12 Months Ended
Dec. 31, 2010
Nature of Operations, Risks and Uncertainties and Liquidity [Abstract]
Collaborative Research Agreements
13. Collaborative Research Agreements
     We are a party to collaborative agreements with corporate partners to provide development and commercialization services relating to the collaborative products. These agreements are in the form of research and development collaboration and licensing agreements. In connection with these agreements, we have granted licenses or the rights to obtain licenses to our oral drug delivery technology. In return, we are entitled to receive certain payments upon the achievement of milestones and will receive royalties on sales of products should they be commercialized. Under these agreements, we are entitled to also be reimbursed for research and development costs. We also have the right to manufacture and supply delivery agents developed under these agreements to our corporate partners.
     We also perform research and development for others pursuant to feasibility agreements, which are of short duration and are designed to evaluate the applicability of our drug delivery agents to specific drugs. Under the feasibility agreements, we are generally reimbursed for the cost of work performed.
     All of our collaborative agreements are subject to termination by our corporate partners without significant financial penalty to them. Milestone and upfront payments received in connection with these agreements was $7.0 million, $0.2 million and $11.4 million in the years ended December 31, 2010, 2009 and 2008, respectively. Expense reimbursements received in connection with these agreements was $0.1 million, $0.2 million and $1.3 million for the years ended December 31, 2010, 2009 and 2008, respectively. Expenses incurred in connection with these agreements and included in research and development were $0.0 million, $0.2 million and $0.1 million in the years ended December 31, 2010, 2009 and 2008, respectively. Significant agreements are described below.
     Novartis. On June 4, 2010, the Company and Novartis entered into the Novartis Agreement, pursuant which, the Company was released and discharged from its obligations under the Novartis Note in exchange for (i) the reduction of future royalty and milestone payments up to an aggregate amount of $11.0 million due the Company under the Research Collaboration and Option Agreement and the Oral Salmon Calcitonin License Agreement, date as of March 8, 2000, for the development of an oral salmon calcitonin product for the treatment of osteoarthritis and osteoporosis; (ii) the right for Novartis to evaluate the feasibility of using Emisphere’s Eligen® Technology with two new compounds to assess the potential for new product development opportunities; and (iii) other amendments to the Research Collaboration and Option Agreement and License Agreement. As of the date of the Novartis Agreement, the outstanding principal balance and accrued interest of the Novartis Note was approximately $13.0 million. The Company recognized the full value of the debt released as consideration for the transfer of the rights and other intangibles to Novartis and deferred the related revenue in accordance with applicable accounting guidance for the sale of rights to future revenue until the earnings process has been completed based on achievement of certain milestones or other deliverables.
2008 Novo Nordisk Agreement
     On June 21, 2008, we entered into an exclusive Development and License Agreement with Novo Nordisk pursuant to which Novo Nordisk will develop and commercialize oral formulations of Novo Nordisk proprietary products in combination with Emisphere carriers (the “GLP-1 License Agreement”). Under such the GLP-1 License Agreement, Emisphere could receive more than $87.0 million in contingent product development and sales milestone payments including a $10.0 million non-refundable license fee which was received during June 2008. Emisphere would also be entitled to receive royalties in the event Novo Nordisk commercializes products developed under such agreement. Under the terms of the GLP-1 License Agreement, Novo Nordisk is responsible for the development and commercialization of the products. Initially Novo Nordisk is focusing on the development of oral formulations of its proprietary GLP-1 receptor agonists. In January 2010, Novo Nordisk had its first Phase I clinical trial with a long acting oral GLP-1 receptor agonist. This milestone released a $2 million payment to Emisphere.
     The GLP-1 License Agreement includes multiple deliverables including the license grant, several versions of the Company’s Eligen® Technology (or carriers), support services and manufacturing. Emisphere management reviewed the relevant terms of the Novo Nordisk agreement and determined that such deliverables should be accounted for as a single unit of accounting in accordance with FASB ASC 605-25, Multiple-Element Arrangements, since the delivered license and Eligen® Technology do not have stand-alone value and Emisphere does not have objective evidence of fair value of the undelivered Eligen® Technology or the manufacturing value of all the undelivered items. Such conclusion will be reevaluated as each item in the arrangement is delivered. Consequently, any payments received from Novo Nordisk pursuant to such agreement, including the initial $10 million upfront payment and any payments received for support services, will be deferred and included in Deferred Revenue within our balance sheet. Management cannot currently estimate when all of such deliverables will be delivered nor can they estimate when, if ever, Emisphere will have objective evidence of the fair value for all of the undelivered items, therefore all payments from Novo Nordisk are expected to be deferred for the foreseeable future.
     As of December 31, 2010 total deferred revenue from the 2008 agreement with Novo Nordisk was $13.6 million, comprised of the $10.0 million non-refundable license fee, $2 million milestone payment and $1.6 million in support services.
2010 Novo Nordisk Agreement
     On December 20, 2010, we entered into an exclusive Development and License Agreement with Novo Nordisk, pursuant to which we granted to Novo Nordisk an exclusive license to develop and commercialize oral formulations of Novo Nordisk’s insulins, using the Company’s proprietary delivery agents (the “Insulin Agreement”). The Insulin Agreement includes $57.5 million in potential product development and sales milestone payments including a $5.0 million non- refundable, non-creditable license fee. Emisphere would also be entitled to receive royalties in the event Novo Nordisk commercializes products developed under such the Insulin Agreement.
     The Insulin Agreement includes multiple deliverables including the license grant, several versions of the Company’s Eligen® Technology (or carriers), support services and manufacturing. Emisphere management reviewed the relevant terms of the Novo Nordisk agreement and determined that such deliverables should be accounted for as a single unit of accounting in accordance with FASB ASC 605-25, Multiple-Element Arrangements, since the delivered license and Eligen® Technology do not have stand-alone value and Emisphere does not have objective evidence of fair value of the undelivered Eligen® Technology or the manufacturing value of all the undelivered items. Such conclusion will be reevaluated as each item in the arrangement is delivered. Consequently any payments received from Novo Nordisk pursuant to such agreement, including the initial $5.0 million upfront payment and any payments received for support services, will be deferred and included in Deferred Revenue within our balance sheet. Management cannot currently estimate when all of such deliverables will be delivered nor can they estimate when, if ever, Emisphere will have objective evidence of the fair value for all of the undelivered items, therefore all payments from Novo Nordisk are expected to be deferred for the foreseeable future.
     As of December 31, 2010 total deferred revenue from the 2010 agreement with Novo Nordisk was $5.0 million, comprised of the non-refundable, non-creditable license fee.
     Genta. In March 2006, we entered into a collaborative agreement with Genta to develop an oral formulation of a gallium-containing compound. We currently receive reimbursements from Genta for the work performed during the formulation phase. We recognized $0.0, $0.0 million and $0.1 million in revenue related to these reimbursements for the years ended December 31, 2010, 2009 and 2008, respectively. We are eligible for future milestone payments totaling up to a maximum of $24.3 million under this agreement.